Income Taxes - Other (Details) - USD ($) $ in Thousands	Feb. 28, 2020	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards
Gain on reorganization of assets	$ 36,700
Valuation allowance		$ 1,100	$ 500
Operating loss carryforward		30,000
Uncertain tax position		100	$ 100
Undistributed earnings of certain foreign subsidiaries for investment		10,500
Provisions		0
2023 | State
Operating Loss Carryforwards
Operating loss carryforward		100
2031 | Federal
Operating Loss Carryforwards
Operating loss carryforward		38,600
2026 | Foreign
Operating Loss Carryforwards
Operating loss carryforward		$ 4,100